August 4, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Premier Short-Intermediate Municipal Bond Fund (the "Fund")
 1933 Act File No.: 33-11752
 1940 Act File No.: 811-5021
 CIK No.: 0000810305

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statement of Additional Information for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 45 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 28, 2014.

Please address any comments or questions to my attention at 212-922-6906.

Sincerely,

/s/ Elyse Cardona
Elyse Cardona
Paralegal